Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Director’s fees	$ 2,003	$ 2,000
Salaries, wages, consultants and benefits	51,397	166,382
Stock-based compensation (Note 9 & 13)	68,249	111,974
Software technology development (Note 7)	889,440	744,333
Related Party [Member]
Related Party Transaction [Line Items]
Director’s fees	2,003	2,000
Salaries, wages, consultants and benefits	160,130	162,665
Selling and marketing	15,380	27,522
Stock-based compensation (Note 9 & 13)	23,923	48,221
Software technology development (Note 7)	60,148	58,827
Closing balance for the period	$ 261,584	$ 299,235